Provision For Income Taxes And Deferred Income Taxes - Summary of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Total current	$ 75,152	$ 39,757
Total deferred	(37,729)	(19,920)
Change in valuation allowance	2,684	8,767
Total	40,107	28,604
Federal Tax Expense [Member]
Statements [Line Items]
Total current	51,815	27,821
Total deferred	(29,445)	(6,253)
State Tax Expense [Member]
Statements [Line Items]
Total current	23,337	11,936
Total deferred	(14,043)	(4,394)
Foreign Tax Expense [Member]
Statements [Line Items]
Total current	0	0
Total deferred	$ 5,759	$ (9,273)